Description of Business, Basis of Presentation and Significant Accounting Policies - Summary of Estimated Useful Life of Property and Equipment (Details)	Dec. 31, 2023
Estimated useful lives
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Research and Development Equipment [Member]
Estimated useful lives
Property Plant And Equipment, Useful Life	5 years
Production Equipment [Member]
Estimated useful lives
Property Plant And Equipment, Useful Life	10 years
Furniture and Fixtures [Member]
Estimated useful lives
Property Plant And Equipment, Useful Life	5 years
Computer And Software [Member]
Estimated useful lives
Property Plant And Equipment, Useful Life	3 years